SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF ACCOUNTING POLICIES
a) Statement of compliance
These interim condensed and consolidated financial statements of our partnership and its subsidiaries (together “Brookfield Infrastructure”) have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting, (“IAS 34”) as issued by the International Accounting Standards Board (“IASB”) and using the accounting policies Brookfield Infrastructure applied in its consolidated financial statements as of and for the year ended December 31, 2018, amended by the recently adopted accounting standards described in the section below. The accounting policies that our partnership applied in its annual consolidated financial statements as of and for the year ended December 31, 2018 are disclosed in Note 3 of such financial statements, with which reference should be made in reading these interim condensed and consolidated financial statements.
These interim condensed and consolidated financial statements were authorized for issuance by the Board of Directors of our partnership on August 13, 2019.
b) Recently adopted accounting standards
Brookfield Infrastructure applied, for the first time, certain new standards applicable to our partnership that became effective January 1, 2019. The impact of adopting these new standards on our partnership’s accounting policies are as follows:
IFRS 16 Leases (“IFRS 16”)
In January 2016, the IASB published a new standard, IFRS 16. The new standard brings most leases on balance sheet, eliminating the distinction between operating and finance leases. Lessor accounting, however, remains largely unchanged and the distinction between operating and finance leases is retained. IFRS 16 supersedes IAS 17, Leases (“IAS 17”) and related interpretations and is effective for periods beginning on or after January 1, 2019.
The partnership adopted the standard using a modified retrospective approach, whereby any transitional impact is recorded in equity as at January 1, 2019, and comparative periods are not restated. In applying IFRS 16 for the first time, the partnership has applied the following practical expedients permitted by the standard on a lease-by-lease basis. These practical expedients are only available upon adoption and cannot be applied for any new lease executed after adoption:

•	The accounting for operating leases with a remaining lease term of less than 12 months as of January 1, 2019 as short-term leases; and

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The application of a single discount rate to a portfolio of leases with reasonably similar characteristics. Furthermore, the partnership has applied the policy choice options on adoption to measure right-of-use assets at an amount equal to the lease liability.

The partnership has elected to apply the following practical expedients in its application of the standard:

•	To not allocate contract consideration between lease and non-lease components, but rather account for each lease and non-lease component as a single lease component;

•	To recognize the payments associated with short-term and low-value leases on a straight-line basis as an expense over the lease term.
The adoption of IFRS 16 resulted in the recognition of lease liabilities that are recorded in accounts payable and other, other liabilities, and right-of-use assets (“ROU”) that are classified as property, plant, and equipment of $1.2 billion. The adoption of IFRS 16 did not have an impact on partnership capital. The weighted average incremental borrowing rate used in determining the lease liabilities is approximately 5%. The difference between the present value of operating lease commitments disclosed applying IAS 17 as at December 31, 2018 and the lease liabilities recognized as at January 1, 2019 is due to finance lease liabilities recognized as at December 31, 2018, short-term and low-value leases recognized as expense, and adjustments as a result of different treatment for extension and termination options and variable lease payments relating to changes in indices or rates.
Our partnership assesses whether a contract is or contains a lease, at inception of a contract and recognizes an ROU asset and a corresponding lease liability with respect to all lease agreements in which it is the lessee, except for short-term leases and leases of low value. The lease liability is initially measured at the present value of future lease payments, discounted using the interest rate implicit in the lease, if that rate can be determined, or otherwise the incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise of i) fixed lease payments, including in-substance fixed payments, less any lease incentives; ii) variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date; iii) the amount expected to be payable by the lessee under residual value guarantees; iv) the exercise price of purchase options, if it is reasonably certain that the option will be exercised; and v) payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease. ROU assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day and any initial direct costs. ROU assets are subsequently measured at cost less accumulated depreciation and impairment losses.
The partnership remeasures lease liabilities and makes a corresponding adjustment to the related ROU assets when i) the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate; ii) the lease payments have changed due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using the initial discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used); or iii) a lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.
The partnership has applied critical judgments in the application of IFRS 16, including: i) identifying whether a contract (or part of a contract) includes a lease; ii) determining whether it is reasonably certain that lease extension or termination option will be exercised in determining lease term; and iii) determining whether variable payments are in-substance fixed. The partnership also uses critical estimates in the application of IFRS 16, including the estimation of lease term and determination of the appropriate rate to discount the lease payments.
IFRIC 23 Uncertainty over Income Tax Treatments (“IFRIC 23”)
In June 2017, the IASB published IFRIC 23, effective for annual periods beginning on or after January 1, 2019. The interpretation requires an entity to assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings and to exercise judgment in determining whether each tax treatment should be considered independently or whether some tax treatments should be considered together. The decision should be based on which approach provides better predictions of the resolution of the uncertainty. An entity also has to consider whether it is probable that the relevant authority will accept each tax treatment, or group of tax treatments, assuming that the taxation authority with the right to examine any amounts reported to it will examine those amounts and will have full knowledge of all relevant information when doing so. The interpretation may be applied on either a fully retrospective basis or a modified retrospective basis without restatement of comparative information. Our partnership has adopted the standard as of January 1, 2019 on a modified retrospective basis. The adoption did not have a significant impact on our partnership’s unaudited interim condensed consolidated financial statements.
IFRS 3 Business Combinations (“IFRS 3”)
In October 2018, the IASB issued an amendment to IFRS 3, effective for annual periods beginning on or after January 1, 2020. The amendment clarifies the definition of a business and assists companies in determining whether an acquisition is a business combination or an acquisition of a group of assets. The amendment emphasizes that to be considered a business, an acquired set of activities and assets must include an input and a substantive process that together significantly contribute to the ability to create outputs. Effective January 1, 2019, our partnership has early adopted the standard prospectively. The adoption did not have a significant impact on our partnership’s unaudited interim condensed consolidated financial statements.
After the adoption of IFRS 3 amendments, the partnership continues to account for business combinations in which control is acquired under the acquisition method. When an acquisition is made, the partnership considers the inputs, processes and outputs of the acquiree in assessing whether it meets the definition of a business. When the acquired set of activities and assets lack a substantive process in place but will be integrated into the partnership’s existing operations, the acquisition ceases to meet the definition of a business and is accounted for as an asset acquisition. Assets acquired through asset acquisitions are initially measured at cost, which includes the transaction costs incurred for the acquisitions. Acquisitions that continue to meet the definition of a business combination are accounted for under the same acquisition method.